Label	Element	Value
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	American High-Income Municipal Bond Fund®
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

4. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for American High-Income Municipal Bond Fund are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Keep this supplement with your summary and statutory prospectuses.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 441
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,178
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 239
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,454
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,454
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 859
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 542
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 406
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3) | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	444
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,005

[1]	Restated to reflect current fees.